Discontinued Operations The Results of Operations Associated with Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Retail motor fuel									$ 8		$ 137	$ 152
Merchandise	$ 17	$ 17	$ 17	$ 16	$ 15	$ 14	$ 14	$ 13	2		67	56
Rental income									25		87	81
Other									21		131	125
Total revenues	2,377	2,168	2,123	1,628	2,274	2,774	2,955	2,535	4,291		8,296	10,538
Gross profit	209	192	227	209	136	136	219	145	77		837	636
Total operating expenses									138		666	453
Operating income	$ (75)	$ 55	$ 104	$ 87	$ 23	$ 16	$ 106	$ 38	(61)		171	183
Interest expense, net									10		160	66
Income tax expense (benefit)									48		(62)	4
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									66		(479)	81
Discontinued Operations, Held-for-sale [Member]
Retail motor fuel									2,369	$ 0	5,124	5,739
Merchandise									649	0	2,205	2,122
Rental income									0	0	3	0
Other									34	0	70	61
Total revenues									3,052	0	7,402	7,922
Retail motor fuel cost of sales									2,091	0	4,513	5,116
Merchandise cost of sales									453	0	1,509	1,458
Other									9	0	(2)	0
Total cost of sales									2,553	0	6,020	6,574
Gross profit									499	0	1,382	1,348
General and administrative									55	0	114	91
Other operating									261	0	877	837
Rent									30	0	92	96
Gain (Loss) on Disposition of Property Plant Equipment									(1)	0	525	(2)
Depreciation, amortization and accretion									55	0	193	175
Total operating expenses									400	0	1,801	1,197
Operating income									99	0	(419)	151
Interest expense, net									1	0	29	22
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									98	0	(448)	129
Income tax expense (benefit)									32	0	31	48
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									$ 66	$ 0	$ (479)	$ 81